Borrowings - Additional Information (Detail) $ in Thousands							2 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	May 11, 2022 USD ($)	Jan. 13, 2022 USD ($) shares	Jul. 22, 2021 USD ($)	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	May 05, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Nov. 05, 2022	Jun. 30, 2022 USD ($)	Jun. 30, 2020 USD ($)	Jul. 13, 2022 USD ($)	Dec. 07, 2021 USD ($) shares	Dec. 06, 2021 USD ($)
Debt Instrument [Line Items]
Proceeds from senior debt										$ 117,527	$ 33,029
Repayment of senior debt										77,351	12,392
Proceeds from related party debt											$ 5,150
Repayment of borrowings - related parties										6,414
Stock issued during the period value conversion of convertible securities										$ 42,570
Senior Note Loan Agreement [Member] | Amended Senior Note Loan Subscription Agreement [Member]
Debt Instrument [Line Items]
Repayment of senior debt		$ 77,400
Senior Notes [Member] | Senior Note Loan Agreement [Member]
Debt Instrument [Line Items]
Proceeds from senior debt					$ 33,800
Senior Notes [Member] | Senior Note Loan Agreement [Member] | Amended Senior Note Loan Subscription Agreement [Member]
Debt Instrument [Line Items]
Proceeds from senior debt			$ 29,000
Long Term Debt Coupon Interest Rate Percentage							11.00%	11.00%		11.00%	11.00%
Senior Notes [Member] | CIGNA Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face value														$ 66,000
Senior Notes [Member] | CIGNA Loan Agreement [Member] | CIGNA Loan Amendment Agreement One [Member]
Debt Instrument [Line Items]
Debt instrument face value													$ 90,000
Long term debt term													3 years
Minimum cash to be maintained till the consummation of business combination													$ 50,000
Minimum Cash To Be Maintained As And When Additional Funds Are Received													$ 65,000
Senior Notes [Member] | CIGNA Loan Agreement [Member] | CIGNA Loan Amendment Agreement One [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Liquidity to be maintained as part of debt covenant												$ 25,000
Senior Notes [Member] | CIGNA Loan Agreement [Member] | CIGNA Loan Amendment Agreement One [Member] | As Of Thirty First March Two Thousand And Twenty Three [Member]
Debt Instrument [Line Items]
Debt equity ratio										3.5
Senior Notes [Member] | CIGNA Loan Agreement [Member] | CIGNA Loan Amendment Agreement One [Member] | As Of Thirtieth June Two Thousand And Twenty Three [Member]
Debt Instrument [Line Items]
Debt equity ratio										3
Senior Notes [Member] | CIGNA Loan Agreement [Member] | CIGNA Loan Amendment Agreement One [Member] | As Of Thirtieth September Two Thousand And Twenty Three [Member]
Debt Instrument [Line Items]
Debt equity ratio										2.75
Senior Notes [Member] | CIGNA Loan Agreement [Member] | CIGNA Loan Amendment Agreement One [Member] | After Thirtieth September Two Thousand And Twenty Three [Member]
Debt Instrument [Line Items]
Debt equity ratio										2.5
Senior Notes [Member] | CIGNA Loan Agreement [Member] | CIGNA Loan Amendment Agreement One [Member] | Period Ending Thirty First Of March Two Thousand And Twenty Three [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Coverage Ratio										2
Senior Notes [Member] | CIGNA Loan Agreement [Member] | CIGNA Loan Amendment Agreement One [Member] | After Thirty First Of March Two Thousand And Twenty Three [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Coverage Ratio										3
Senior Notes [Member] | CIGNA Loan Agreement [Member] | CIGNA Loan Amendment Agreement One [Member] | Contingent Right To Subscribe For Ordinary Shares [Member]
Debt Instrument [Line Items]
Common stock shares subscribed but not issued shares | shares													7,500,000
Common stock shares subscribed but not issued value													$ 45,000
Senior Notes [Member] | CIGNA Loan Agreement [Member] | CIGNA Loan Amendment Agreement One [Member] | Commitement Fees [Member]
Debt Instrument [Line Items]
Debt issuance costs gross													900
Senior Notes [Member] | CIGNA Loan Agreement [Member] | CIGNA Loan Amendment Agreement One [Member] | Establishment Fees [Member]
Debt Instrument [Line Items]
Debt issuance costs gross													2,300
Senior Notes [Member] | CIGNA Loan Agreement [Member] | CIGNA Loan Amendment Agreement One [Member] | Exit Fee [Member]
Debt Instrument [Line Items]
Debt issuance costs gross													$ 2,300
NAB Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 5,500
Line of Credit Facility, Remaining Borrowing Capacity										$ 3,300
Line of Credit Facility, Interest Rate During Period										100.00%
St Bakers Energy Holdings Pty Limited [Member] | Shareholder Loan Agreement [Member]
Debt Instrument [Line Items]
Proceeds from related party debt						$ 5,600
Notes payable related party								$ 6,400		$ 5,200
Related party transaction coupon rate of interest							11.00%	11.00%	11.00%
Repayment of borrowings - related parties	$ 6,500
St Bakers Energy Holdings Pty Limited [Member] | Inventory [Member] | Shareholder Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument collateral amount							$ 30,400	$ 40,600			$ 30,400
Mandatorily Convertible Debt [Member]
Debt Instrument [Line Items]
Proceeds from short term debt				$ 32,600
Stock issued during the period value conversion of convertible securities		$ 42,600
Mandatorily Convertible Debt [Member] | January Two Thousand And Twenty One [Member]
Debt Instrument [Line Items]
Debt Instrument Discount Percentage At The Time Of Conversion				30.00%
Stock issued during the period shares conversion of convertible securities | shares		1,704,632
Mandatorily Convertible Debt [Member] | May Two Thousand And Twenty One [Member]
Debt Instrument [Line Items]
Debt Instrument Discount Percentage At The Time Of Conversion				20.00%
Stock issued during the period shares conversion of convertible securities | shares		1,209,290